Consolidated Statements Of Changes In Equity - HKD ($)		Total	Share capital	Exchange reserve	Capital reserve	Retained profits	Equity attributable to ordinary shareholders of the Company	Equity attributable to holders of perpetual securities	Non-controlling interests
Beginning balance at Dec. 31, 2017		$ 2,669,276,470	$ 156,998		$ 1,312,802,675	$ 870,781,050	$ 2,183,740,723		$ 485,535,747
Capital injection to a subsidiary		1			1		1
Total comprehensive income for the year		525,125,629
Profit for the year		525,125,629				468,061,079	468,061,079		57,064,550
Ending balance at Dec. 31, 2018		3,194,402,100	156,998		1,312,802,676	1,338,842,129	2,651,801,803		542,600,297
Deemed disposal of non-controlling interest	[1]				435,231,866		435,231,866		(435,231,866)
Exercise of warrants		94,197,600	1,308		94,196,292		94,197,600
Pre-IPO financing		419,382,149	6,451		419,375,698		419,382,149
Initial public offering		1,507,215,141	18,681		1,507,196,460		1,507,215,141
Capital injection to a subsidiary		9			9		9
New issuance of shares		782,393,491	9,264		782,384,227		782,393,491
Total comprehensive income for the year		830,904,454
Profit for the year		830,904,454				938,272,885	938,272,885		(107,368,431)
Ending balance at Dec. 31, 2019		6,828,494,944	192,702		4,551,187,228	2,277,115,014	6,828,494,944
Issuance of perpetual securities		1,818,450,452						1,818,450,452
Exchange differences on translation of foreign operations		1,022,840		1,022,840			1,022,840
Total comprehensive income for the year		1,139,983,824		1,022,840		1,059,973,270	1,060,996,110	78,987,714
Profit for the year		1,138,960,984				1,059,973,270	1,059,973,270	78,987,714
Distribution to holders of perpetual securities		(62,753,625)						(62,753,625)
Ending balance at Dec. 31, 2020		$ 9,724,175,595	$ 192,702	$ 1,022,840	$ 4,551,187,228	$ 3,337,088,284	$ 7,889,491,054	$ 1,834,684,541

[1]	AMTD ISG and AMTD SI were indirectly held by AMTD Group for 79.13% before the Reorganisation (see Note 1.2). In March 2019, due to the Reorganisation, the non-controlling shareholders surrendered their indirect interests in AMTD ISG and AMTD SI amounting to HK$435,231,866 which represented 20.87% of the total net assets of AMTD ISG and AMTD SI. Thereafter AMTD ISG and AMTD SI became wholly-owned subsidiaries of the Company. The non-controlling interests were reclassified into capital reserves as deemed acquisition of additional interest in AMTD ISG and AMTD SI.